Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Schedule of composition of loan portfolio by class of loan
The composition of the loan portfolio, by class of loan, as of December 31, 2017 and December 31, 2016 was as follows:

	12/31/2017			12/31/2016
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$1,053,453	$4,413	$1,057,866	$994,619	$3,558	$998,177
Commercial real estate *	1,167,607	4,283	1,171,890	1,155,703	4,161	1,159,864
Construction real estate:
Commercial	125,389	401	125,790	135,343	398	135,741
Mortgage	52,203	133	52,336	48,699	106	48,805
Installment	3,878	13	3,891	4,903	17	4,920
Residential real estate:
Commercial	393,094	1,029	394,123	406,687	940	407,627
Mortgage	1,110,426	1,516	1,111,942	1,169,495	1,459	1,170,954
HELOC	203,178	974	204,152	212,441	853	213,294
Installment	18,526	53	18,579	19,874	67	19,941
Consumer	1,241,736	3,808	1,245,544	1,120,850	3,385	1,124,235
Leases	2,993	36	3,029	3,243	29	3,272
Total loans	$5,372,483	$16,659	$5,389,142	$5,271,857	$14,973	$5,286,830
* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Schedule of recorded investment in nonaccrual restructured and loans past due 90 days or more and accruing
The following table presents the recorded investment in nonaccrual loans, accruing troubled debt restructurings ("TDRs"), and loans past due 90 days or more and still accruing by class of loan as of December 31, 2017 and December 31, 2016:

	12/31/2017
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$16,773	$1,291	$—	$18,064
Commercial real estate	12,979	5,163	—	18,142
Construction real estate:
Commercial	986	338	—	1,324
Mortgage	8	92	—	100
Installment	52	—	—	52
Residential real estate:
Commercial	18,835	224	—	19,059
Mortgage	16,841	10,766	568	28,175
HELOC	1,593	1,025	14	2,632
Installment	586	616	7	1,209
Consumer	3,403	662	1,256	5,321
Total loans	$72,056	$20,177	$1,845	$94,078

	12/31/2016
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$20,057	$600	$15	$20,672
Commercial real estate	19,169	5,305	—	24,474
Construction real estate:
Commercial	1,833	393	—	2,226
Mortgage	—	104	—	104
Installment	61	95	12	168
Residential real estate:
Commercial	23,013	89	—	23,102
Mortgage	18,313	9,612	887	28,812
HELOC	1,783	673	25	2,481
Installment	644	609	60	1,313
Consumer	2,949	748	1,139	4,836
Total loans	$87,822	$18,228	$2,138	$108,188

Schedule of loans individually evaluated for impairment and loans collectively evaluated for impairment
The following table provides additional information regarding those nonaccrual and accruing TDR loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2017 and December 31, 2016.

	12/31/2017			12/31/2016
(In thousands)	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$18,064	$18,039	$25	$20,657	$20,624	$33
Commercial real estate	18,142	18,142	—	24,474	24,474	—
Construction real estate:
Commercial	1,324	1,324	—	2,226	2,226	—
Mortgage	100	—	100	104	—	104
Installment	52	—	52	156	—	156
Residential real estate:
Commercial	19,059	19,059	—	23,102	23,102	—
Mortgage	27,607	—	27,607	27,925	—	27,925
HELOC	2,618	—	2,618	2,456	—	2,456
Installment	1,202	—	1,202	1,253	—	1,253
Consumer	4,065	—	4,065	3,697	—	3,697
Total loans	$92,233	$56,564	$35,669	$106,050	$70,426	$35,624

Schedule of loans individually evaluated for impairment by class of loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2017 and December 31, 2016.

	12/31/2017			12/31/2016
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$19,899	$14,704	$—	$41,075	$19,965	$—
Commercial real estate	18,974	18,060	—	23,961	23,474	—
Construction real estate:
Commercial	2,788	1,324	—	3,662	2,226	—
Residential real estate:
Commercial	19,346	19,012	—	24,409	22,687	—
With an allowance recorded
Commercial, financial and agricultural	5,394	3,335	681	810	659	152
Commercial real estate	137	82	2	1,014	1,000	309
Construction real estate:
Commercial	—	—	—	—	—	—
Residential real estate:
Commercial	47	47	1	427	415	87
Total	$66,585	$56,564	$684	$95,358	$70,426	$548

Schedule of average recorded investment and interest income recognized on loans individually evaluated for impairment
The following tables present the average recorded investment and interest income recognized during the year subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2017, 2016, and 2015:

		Year ended December 31, 2017
(In thousands)	Recorded Investment as of December 31, 2017	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$18,039	$23,154	$963
Commercial real estate	18,142	21,692	903
Construction real estate:
Commercial	1,324	1,729	64
Residential real estate:
Commercial	19,059	20,490	778
Consumer	—	5	—
Total	$56,564	$67,070	$2,708

		Year ended December 31, 2016
(In thousands)	Recorded Investment as of December 31, 2016	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,624	$26,821	$885
Commercial real estate	24,474	22,828	884
Construction real estate:
Commercial	2,226	5,503	66
Residential real estate:
Commercial	23,102	24,341	2,942
Consumer	—	3	—
Total	$70,426	$79,496	$4,777

		Year ended December 31, 2015
(In thousands)	Recorded Investment as of December 31, 2015	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$30,595	$20,179	$340
Commercial real estate	18,025	17,883	550
Construction real estate:
Commercial	6,720	7,732	47
Residential real estate:
Commercial	25,324	24,968	1,026
Consumer	—	—	—
Total	$80,664	$70,762	$1,963

Schedule of aging of the recorded investment in past due loans
The following tables present the aging of the recorded investment in past due loans as of December 31, 2017 and December 31, 2016 by class of loan.

	12/31/2017
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment
Commercial, financial and agricultural	$145	$1,043	$1,188	$1,056,678	$1,057,866
Commercial real estate	856	2,360	3,216	1,168,674	1,171,890
Construction real estate:
Commercial	29	—	29	125,761	125,790
Mortgage	256	—	256	52,080	52,336
Installment	54	19	73	3,818	3,891
Residential real estate:
Commercial	16	1,586	1,602	392,521	394,123
Mortgage	11,515	9,232	20,747	1,091,195	1,111,942
HELOC	616	876	1,492	202,660	204,152
Installment	239	253	492	18,087	18,579
Consumer	11,515	2,407	13,922	1,231,622	1,245,544
Leases	—	—	—	3,029	3,029
Total loans	$25,241	$17,776	$43,017	$5,346,125	$5,389,142

(1) Includes an aggregate of $1.8 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $56.1 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

	12/31/2016
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment

Commercial, financial and agricultural	$371	$4,113	$4,484	$993,693	$998,177
Commercial real estate	355	2,499	2,854	1,157,010	1,159,864
Construction real estate:
Commercial	—	541	541	135,200	135,741
Mortgage	559	—	559	48,246	48,805
Installment	223	64	287	4,633	4,920
Residential real estate:
Commercial	330	3,631	3,961	403,666	407,627
Mortgage	10,854	9,769	20,623	1,150,331	1,170,954
HELOC	970	1,020	1,990	211,304	213,294
Installment	350	319	669	19,272	19,941
Consumer	12,579	2,094	14,673	1,109,562	1,124,235
Leases	—	—	—	3,272	3,272
Total loans	$26,591	$24,050	$50,641	$5,236,189	$5,286,830

Schedule of recorded investment by loan grade
The tables below present the recorded investment by loan grade at December 31, 2017 and December 31, 2016 for all commercial loans:

	12/31/2017
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing Troubled Debt Restructurings	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$17,272	$153	$18,064	$1,022,377	$1,057,866
Commercial real estate*	5,322	457	18,142	1,147,969	1,171,890
Construction real estate:
Commercial	278	—	1,324	124,188	125,790
Residential real estate:
Commercial	216	1	19,059	374,847	394,123
Leases	—	—	—	3,029	3,029
Total Commercial Loans	$23,088	$611	$56,589	$2,672,410	$2,752,698

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

	12/31/2016
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing Troubled Debt Restructurings	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$5,826	$—	$20,657	$971,694	$998,177
Commercial real estate*	7,548	190	24,474	1,127,652	1,159,864
Construction real estate:
Commercial	287	118	2,226	133,110	135,741
Residential real estate:
Commercial	1,055	124	23,102	383,346	407,627
Leases	—	—	—	3,272	3,272
Total Commercial Loans	$14,716	$432	$70,459	$2,619,074	$2,704,681

Schedule of troubled debt restructurings on financing receivables
The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2017, December 31, 2016, and December 31, 2015. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under the modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2017		Year ended December 31, 2016		Year ended December 31, 2015
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	—	$—	7	$419	1	$1
Commercial real estate	2	82	5	843	1	626
Construction real estate:
Commercial	—	—	—	—	—	—
Mortgage	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Residential real estate:
Commercial	2	117	7	848	3	1,005
Mortgage	6	467	15	1,201	12	682
HELOC	4	194	—	—	1	5
Installment	—	—	1	3	2	101
Consumer	50	375	62	484	47	434
Leases	—	—	—	—	—	—
Total loans	64	$1,235	$97	$3,798	67	$2,854
The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2017, 2016 and 2015 as well as the recorded investment of these contracts at December 31, 2017, 2016, and 2015. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically forgive principal.

	Year ended December 31, 2017
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	29	$945	$2,770	$3,715
Commercial real estate	9	1,050	313	1,363
Construction real estate:
Commercial	—	—	—	—
Mortgage	1	—	8	8
Installment	—	—	—	—
Residential real estate:
Commercial	15	144	486	630
Mortgage	33	888	1,359	2,247
HELOC	19	474	102	576
Installment	11	251	43	294
Consumer	309	171	1,121	1,292
Total loans	426	$3,923	$6,202	$10,125

	Year ended December 31, 2016
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	32	$191	$8,450	$8,641
Commercial real estate	14	3,844	2,537	6,381
Construction real estate:
Commercial	2	—	1,143	1,143
Mortgage	—	—	—	—
Installment	1	—	—	—
Residential real estate:
Commercial	11	89	1,033	1,122
Mortgage	34	114	2,292	2,406
HELOC	13	104	178	282
Installment	5	102	3	105
Consumer	293	184	994	1,178
Total loans	405	$4,628	$16,630	$21,258

	Year ended December 31, 2015
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	39	$8,948	$3,640	$12,588
Commercial real estate	14	637	3,523	4,160
Construction real estate:
Commercial	2	513	—	513
Mortgage	1	19	—	19
Installment	—	—	—	—
Residential real estate:
Commercial	11	—	1,185	1,185
Mortgage	39	1,132	2,122	3,254
HELOC	26	315	45	360
Installment	9	—	155	155
Consumer	283	202	888	1,090
Total loans	424	$11,766	$11,558	$23,324